Quarterly Holdings Report
for
Fidelity® Emerging Markets Multifactor ETF
July 31, 2023
EMK-NPRT3-0923
1.9893930.104
Common Stocks - 96.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 13.8%
Diversified Telecommunication Services - 4.8%
China Tower Corp. Ltd. (H Shares) (a)	1,720,000	194,084
Chunghwa Telecom Co. Ltd.	64,000	236,234
LG Uplus Corp.	21,771	170,971
PT Sarana Menara Nusantara Tbk	2,522,100	169,757
PT Telkom Indonesia Persero Tbk	890,200	219,598
Telekom Malaysia Bhd	158,400	178,810
TIME dotCom Bhd	151,500	180,429
		1,349,883
Entertainment - 1.4%
International Games Systems Co. Ltd.	11,000	214,564
Tencent Music Entertainment Group ADR (b)	23,114	161,567
		376,131
Interactive Media & Services - 2.1%
Autohome, Inc. ADR Class A	5,212	166,628
Hello Group, Inc. ADR	17,164	182,797
Info Edge India Ltd.	4,437	247,456
		596,881
Media - 1.1%
Cheil Worldwide, Inc.	11,466	163,267
MultiChoice Group Ltd.	30,768	153,133
		316,400
Wireless Telecommunication Services - 4.4%
CelcomDigi Bhd	194,400	190,563
Far EasTone Telecommunications Co. Ltd.	89,000	201,072
Intouch Holdings PCL NVDR	87,000	195,713
Maxis Bhd	202,900	181,796
Mobile TeleSystems OJSC sponsored ADR (b)(c)	15,647	15,584
TIM SA	76,100	229,401
Turkcell Iletisim Hizmet A/S	115,954	222,634
		1,236,763
TOTAL COMMUNICATION SERVICES		3,876,058
CONSUMER DISCRETIONARY - 9.9%
Automobile Components - 0.4%
Hankook Tire Co. Ltd.	3,897	118,318
Automobiles - 1.5%
Bajaj Auto Ltd.	2,426	145,456
Dongfeng Motor Group Co. Ltd. (H Shares)	156,000	72,812
Eicher Motors Ltd.	3,033	124,106
Li Auto, Inc. ADR (b)	1,745	74,686
		417,060
Broadline Retail - 3.4%
Alibaba Group Holding Ltd. sponsored ADR (b)	5,377	549,314
Coupang, Inc. Class A (b)	3,103	56,319
El Puerto de Liverpool S.A.B. Dcv Series C	6,400	40,218
JD.com, Inc.:
Class A	1,173	24,035
sponsored ADR	2,754	113,768
MINISO Group Holding Ltd. ADR	649	13,635
PDD Holdings, Inc. ADR (b)	1,544	138,682
Vipshop Holdings Ltd. ADR (b)	1,334	25,119
		961,090
Diversified Consumer Services - 0.4%
China Education Group Holdings Ltd.	63,000	58,002
New Oriental Education & Technology Group, Inc. sponsored ADR (b)	532	29,861
TAL Education Group ADR (b)	2,062	16,867
		104,730
Hotels, Restaurants & Leisure - 1.6%
H World Group Ltd. ADR (b)	499	23,972
Jiumaojiu International Holdings Ltd. (a)	39,000	76,213
MakeMyTrip Ltd. (b)	306	8,804
Tongcheng Travel Holdings Ltd. (b)	43,200	104,030
TravelSky Technology Ltd. (H Shares)	58,000	110,813
Trip.com Group Ltd. ADR (b)	1,608	65,992
Yum China Holdings, Inc.	1,229	74,994
		464,818
Household Durables - 0.4%
Haier Smart Home Co. Ltd.	32,600	106,386
Specialty Retail - 1.3%
Abu Dhabi National Oil Co. for Distribution PJSC	86,405	91,744
Jumbo SA	5,582	167,031
Topsports International Holdings Ltd. (a)	104,000	95,349
		354,124
Textiles, Apparel & Luxury Goods - 0.9%
Bosideng International Holdings Ltd.	172,000	78,516
Fila Holdings Corp.	3,285	102,314
Pou Chen Corp.	80,000	79,551
		260,381
TOTAL CONSUMER DISCRETIONARY		2,786,907
CONSUMER STAPLES - 9.6%
Beverages - 1.1%
Arca Continental S.A.B. de CV	30,600	307,347
Consumer Staples Distribution & Retail - 1.2%
Bim Birlesik Magazalar A/S JSC	44,038	353,426
Food Products - 2.4%
Indofood Sukses Makmur Tbk PT	496,400	241,123
Orion Corp./Republic of Korea	2,244	199,815
WH Group Ltd. (a)	421,000	227,810
		668,748
Household Products - 1.1%
Kimberly-Clark de Mexico SA de CV Series A	130,300	306,744
Personal Care Products - 1.9%
Hengan International Group Co. Ltd.	52,000	213,702
Hindustan Unilever Ltd.	10,072	313,590
		527,292
Tobacco - 1.9%
ITC Ltd.	57,566	325,944
KT&G Corp.	3,231	209,376
		535,320
TOTAL CONSUMER STAPLES		2,698,877
ENERGY - 8.2%
Oil, Gas & Consumable Fuels - 8.2%
China Shenhua Energy Co. Ltd. (H Shares)	103,500	309,225
Coal India Ltd.	110,469	307,908
Exxaro Resources Ltd.	20,064	182,794
Gazprom OAO (c)	14,450	1,532
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	184,637	271,416
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	34,067	269,763
PT Adaro Energy Indonesia Tbk	1,457,900	232,993
PT United Tractors Tbk	173,000	315,771
PTT Exploration and Production PCL NVDR	57,700	268,872
Surgutneftegas OJSC (c)	56,600	702
Thungela Resources Ltd.	19,616	147,177
		2,308,153
FINANCIALS - 19.2%
Banks - 14.4%
Abu Dhabi Islamic Bank (b)	48,260	147,682
Agricultural Bank of China Ltd. (H Shares)	339,000	123,017
Akbank TAS	148,772	154,370
Al Rajhi Bank	9,054	180,037
Alinma Bank	10,320	101,781
Banco de Chile	881,074	98,025
Banco del Bajio SA (a)	24,600	75,188
Banco do Brasil SA	15,100	152,966
Bank Albilad	6,734	78,530
Bank of Baroda	33,291	81,842
Bank of China Ltd. (H Shares)	452,000	167,500
China CITIC Bank Corp. Ltd. (H Shares)	177,000	85,337
Far Eastern International Bank	236,000	88,989
Federal Bank Ltd.	39,524	65,186
Haci Omer Sabanci Holding A/S	59,022	126,256
HDFC Bank Ltd.	15,926	319,725
Hong Leong Bank Bhd	19,100	82,940
ICICI Bank Ltd.	21,704	263,434
Industrial & Commercial Bank of China Ltd. (H Shares)	385,000	187,595
Krung Thai Bank PCL NVDR	160,100	95,886
PT Bank Central Asia Tbk	317,000	191,819
PT Bank Mandiri (Persero) Tbk	387,200	146,997
Sberbank of Russia (c)	38,410	239
Standard Bank Group Ltd.	11,187	120,150
State Bank of India	14,462	109,051
Taichung Commercial Bank Co. Ltd.	219,305	103,977
Taiwan Business Bank	218,000	99,890
Taiwan Cooperative Financial Holding Co. Ltd.	131,000	122,553
TCS Group Holding PLC GDR (b)(c)	789	7,069
The Shanghai Commercial & Savings Bank Ltd.	71,885	100,760
Turkiye Is Bankasi A/S Series C	226,611	127,163
VTB Bank OJSC (b)(c)	91,900,000	3,558
Woori Financial Group, Inc.	10,233	93,527
Yapi ve Kredi Bankasi A/S	263,985	139,508
		4,042,547
Capital Markets - 0.8%
China Cinda Asset Management Co. Ltd. (H Shares)	508,000	53,414
HDFC Asset Management Co. Ltd. (a)	2,769	85,310
Investec Ltd.	12,296	77,183
		215,907
Consumer Finance - 0.3%
Mahindra & Mahindra Financial Services Ltd.	21,325	77,121
Financial Services - 0.8%
Kakao Pay Corp. (b)	78	3,072
Power Finance Corp. Ltd.	37,095	117,894
REC Ltd.	43,203	106,604
		227,570
Insurance - 2.9%
BB Seguridade Participacoes SA	13,600	88,969
China Life Insurance Co. Ltd. (H Shares)	66,000	115,096
China Taiping Insurance Group Ltd.	59,200	65,738
Db Insurance Co. Ltd.	1,745	103,360
Hyundai Fire & Marine Insurance Co. Ltd.	3,593	80,759
Momentum Metropolitan Holdings	69,165	73,740
New China Life Insurance Co. Ltd. (H Shares)	30,800	88,861
People's Insurance Co. of China Group Ltd. (H Shares)	239,000	91,632
PICC Property & Casualty Co. Ltd. (H Shares)	96,000	112,019
		820,174
TOTAL FINANCIALS		5,383,319
INDUSTRIALS - 2.8%
Aerospace & Defense - 0.4%
Bharat Electronics Ltd.	35,713	56,751
Hindustan Aeronautics Ltd.	1,351	65,071
		121,822
Construction & Engineering - 0.2%
China Railway Group Ltd. (H Shares)	88,000	57,661
Industrial Conglomerates - 1.5%
CITIC Pacific Ltd.	44,000	49,424
Enka Insaat ve Sanayi A/S	46,639	58,232
Far Eastern New Century Corp.	56,000	52,923
GS Holdings Corp.	1,173	34,694
Hanwha Corp.	1,756	42,500
LG Corp.	754	49,393
PT Astra International Tbk	252,600	114,742
SK Square Co. Ltd. (b)	308	10,729
		412,637
Machinery - 0.3%
Yangzijiang Shipbuilding Holdings Ltd.	60,800	70,517
Transportation Infrastructure - 0.4%
Grupo Aeroportuario Norte S.A.B. de CV	5,300	59,910
Promotora y Operadora de Infraestructura S.A.B. de CV	4,845	50,317
		110,227
TOTAL INDUSTRIALS		772,864
INFORMATION TECHNOLOGY - 15.4%
Electronic Equipment, Instruments & Components - 3.4%
Foxconn Technology Co. Ltd.	50,000	88,619
Hon Hai Precision Industry Co. Ltd. (Foxconn)	63,000	217,508
Kingboard Chemical Holdings Ltd.	30,000	83,091
L&F Co. Ltd.	74	14,949
Largan Precision Co. Ltd.	1,000	69,209
LG Display Co. Ltd. (b)	693	7,334
LG Innotek Co. Ltd.	44	9,113
Lotes Co. Ltd.	3,077	73,042
Samsung Electro-Mechanics Co. Ltd.	180	20,533
Samsung SDI Co. Ltd.	170	88,691
Simplo Technology Co. Ltd.	9,000	88,063
SINBON Electronics Co. Ltd.	10,000	107,075
Zhen Ding Technology Holding Ltd.	25,000	83,528
		950,755
IT Services - 1.6%
HCL Technologies Ltd.	4,096	55,612
Infosys Ltd.	11,630	191,696
Samsung SDS Co. Ltd.	132	13,286
Tata Consultancy Services Ltd.	3,377	140,479
Tech Mahindra Ltd.	2,908	39,440
		440,513
Semiconductors & Semiconductor Equipment - 3.2%
ASE Technology Holding Co. Ltd.	36,000	131,163
Chipbond Technology Corp.	45,000	99,375
Daqo New Energy Corp. ADR (b)	2,869	112,092
DB HiTek Co. Ltd.	126	5,832
Global Unichip Corp.	3,000	156,078
Leeno Industrial, Inc.	28	3,704
Novatek Microelectronics Corp.	9,000	121,426
Radiant Opto-Electronics Corp.	27,000	103,527
SK Hynix, Inc.	1,648	159,544
		892,741
Software - 0.1%
Tata Elxsi Ltd.	257	22,371
Technology Hardware, Storage & Peripherals - 7.1%
ASUSTeK Computer, Inc.	12,000	138,991
Catcher Technology Co. Ltd.	16,000	88,333
Chicony Electronics Co. Ltd.	32,000	106,407
Gigabyte Technology Co. Ltd.	24,000	239,798
Lite-On Technology Corp.	46,000	220,292
Micro-Star International Co. Ltd.	22,000	136,159
Pegatron Corp.	47,000	114,260
Samsung Electronics Co. Ltd.	17,646	966,299
		2,010,539
TOTAL INFORMATION TECHNOLOGY		4,316,919
MATERIALS - 4.0%
Chemicals - 1.4%
Formosa Plastics Corp.	27,000	71,481
Kumho Petro Chemical Co. Ltd.	519	48,901
Mesaieed Petrochemical Holding Co. (b)	115,995	62,140
Petronas Chemicals Group Bhd	34,100	52,560
Pidilite Industries Ltd.	2,205	70,104
Sabic Agriculture-Nutrients Co.	2,211	84,984
		390,170
Construction Materials - 0.3%
Ambuja Cements Ltd.	13,823	77,813
Metals & Mining - 1.8%
African Rainbow Minerals Ltd.	3,700	41,767
MMC Norilsk Nickel PJSC (b)(c)	188	1,267
NMDC Ltd.	37,756	53,823
NMDC Steel Ltd.	47,680	27,768
POSCO	375	188,875
Shougang Fushan Resources Group Ltd.	272,000	78,126
Vale SA	9,300	135,207
		526,833
Paper & Forest Products - 0.5%
Empresas CMPC SA	19,866	39,187
PT Indah Kiat Pulp & Paper Tbk	99,200	60,191
Sappi Ltd.	19,195	41,555
		140,933
TOTAL MATERIALS		1,135,749
REAL ESTATE - 6.8%
Equity Real Estate Investment Trusts (REITs) - 1.8%
FIBRA Macquarie Mexican (REIT) (a)	267,700	520,735
Real Estate Management & Development - 5.0%
C&D International Investment Group Ltd.	143,175	389,207
China Overseas Land and Investment Ltd.	173,500	408,460
Emaar Properties PJSC	326,593	601,072
		1,398,739
TOTAL REAL ESTATE		1,919,474
UTILITIES - 7.0%
Electric Utilities - 1.7%
CPFL Energia SA	58,400	439,254
Inter Rao Ues JSC (c)	7,348,600	41,055
		480,309
Gas Utilities - 3.5%
Beijing Enterprises Holdings Ltd.	115,000	456,390
GAIL India Ltd.	365,669	529,506
		985,896
Independent Power and Renewable Electricity Producers - 1.8%
NHPC Ltd.	808,107	505,996
TOTAL UTILITIES		1,972,201
TOTAL COMMON STOCKS (Cost $26,648,518)		27,170,521

Nonconvertible Preferred Stocks - 2.4%
	Shares	Value ($)
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
AK Transneft OAO (c)	12	3,528
FINANCIALS - 0.5%
Banks - 0.5%
Itausa-Investimentos Itau SA (PN)	66,531	137,340
MATERIALS - 0.2%
Metals & Mining - 0.2%
Bradespar SA (PN)	5,700	28,146
Metalurgica Gerdau SA (PN)	12,900	37,287
		65,433
UTILITIES - 1.7%
Electric Utilities - 1.7%
Companhia Energetica de Minas Gerais (CEMIG) (PN)	172,400	459,173
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $568,772)		665,474

TOTAL INVESTMENT IN SECURITIES - 99.1% (Cost $27,217,290)	27,835,995
NET OTHER ASSETS (LIABILITIES) - 0.9% (d)	247,658
NET ASSETS - 100.0%	28,083,653

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI Emerging Markets Index Contracts (United States)	5	Sep 2023	263,575	14,129	14,129

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,274,689 or 4.5% of net assets.

(b)	Non-income producing
(c)	Level 3 security
(d)	Includes $7,878 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	-	2,550,327	2,550,327	1,337	-	-	-	0.0%
Total	-	2,550,327	2,550,327	1,337	-	-	-

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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